Segment Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Information
Threshold percentage of revenue from major customers	5.00%	5.00%
Net revenue	R$ 1,232,074	R$ 1,001,710	R$ 572,837
Cost of sales	(294,407)	(221,130)	(117,258)
Gross profit	937,667	780,580	455,579
Selling expenses	(496,298)	(372,269)	(199,780)
General and administrative expenses	(328,643)	(270,558)	(191,438)
Other income (expenses), net	16,673	(2,258)	(6,287)
Operating profit	129,399	135,495	58,074
Finance income	91,212	45,211	72,047
Finance costs	(372,086)	(142,013)	(170,855)
Share of loss of equity-accounted investees	(22,182)	409	(1,800)
(Loss) profit before income taxes	(173,657)	39,102	(42,534)
Income taxes benefit (expenses)	15,574	(22,322)	33,103
Net (loss) profit for the year	(158,083)	16,780	(9,431)
Other disclosures
Inter-segment revenue	0	0	0
Total assets	5,990,119	4,576,280
Total liabilities	4,114,885	2,375,396
Operating segments | Reportable segments
Segment Information
Net revenue	1,232,074	1,001,710	572,837
Cost of sales	(294,407)	(221,130)	(117,258)
Gross profit	937,667	780,580	455,579
Selling expenses	(496,298)	(372,269)	(199,780)
Segment profit	441,369	408,311
General and administrative expenses	(328,643)	(270,558)	(191,438)
Other income (expenses), net	16,673	(2,258)	(6,287)
Operating profit	129,399	135,495	58,074
Finance income	91,212	45,211	72,047
Finance costs	(372,086)	(142,013)	(170,855)
Share of loss of equity-accounted investees	(22,182)	409	(1,800)
(Loss) profit before income taxes	(173,657)	39,102	(42,534)
Income taxes benefit (expenses)	15,574	(22,322)	33,103
Net (loss) profit for the year	(158,083)	16,780	(9,431)
Other disclosures
Depreciation and amortization	194,885	127,455	48,314
Investments in associates and joint ventures	126,873	9,654	48,574
Capital expenditures	211,396	107,649	54,093
Total assets	6,016,187	4,596,385
Total liabilities	4,140,953	2,395,501
Operating segments | Core segments
Segment Information
Net revenue	935,999	841,145	433,372
Cost of sales	(228,474)	(190,893)	(97,513)
Gross profit	707,525	650,252	335,859
Selling expenses	(396,369)	(309,816)
Segment profit	311,156	340,436
Other disclosures
Depreciation and amortization	177,564	118,416	43,854
Investments in associates and joint ventures	126,873	9,654	48,574
Capital expenditures	186,846	95,672	45,851
Total assets	5,637,667	4,342,905
Total liabilities	4,048,511	2,316,545
Operating segments | Supplemental segments
Segment Information
Net revenue	296,075	160,565	139,465
Cost of sales	(65,933)	(30,237)	(19,745)
Gross profit	230,142	130,328	119,720
Selling expenses	(99,929)	(62,453)
Segment profit	130,213	67,875
Other disclosures
Depreciation and amortization	17,321	9,039	4,460
Capital expenditures	24,550	11,977	R$ 8,242
Total assets	378,520	253,480
Total liabilities	92,442	78,956
Elimination of intersegment amounts
Other disclosures
Total assets	(26,068)	(20,105)
Total liabilities	R$ (26,068)	R$ (20,105)